Fair Value Measurements - Level 3 fair value measurements inputs (Details) - $ / shares			6 Months Ended	12 Months Ended
	Dec. 31, 2020	Nov. 30, 2020	Jun. 30, 2021	Dec. 31, 2020
Fair Value Measurements (Details) [Line Items]
Stock Price			$ 9.99
Option term (in years)	5 years	5 years	5 years	5 years
Volatility	25.00%	25.00%	28.00%	27.50%
Risk-free interest rate			0.87%
Dividend yield	0.00%	0.00%	0.00%	0.00%
Business combination probability	85.00%	70.00%	100.00%	85.00%
Minimum [Member]
Fair Value Measurements (Details) [Line Items]
Stock Price	$ 9.91	$ 9.33		$ 9.91
Risk-free interest rate	0.36%	0.36%		0.36%
Maximum [Member]
Fair Value Measurements (Details) [Line Items]
Stock Price	$ 10.80	$ 10.00		$ 10.80
Risk-free interest rate	0.44%	0.45%		0.44%